Accounting Rules and Methods - Summary of Accounting Policy for Exchange Rates (Details) - uSD_per_EUR	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Accounting Rules And Methods [Abstract]
Weighted average rate	1.2057	1.1413	1.1015
Closing rate	1.1884	1.2271	1.1198